Unaudited Condensed Consolidated Statements of Changes in Equity - CLP ($) $ in Millions	Number of shares issued [member]	Capital [Member]	Revaluation surplus [member]	Other equity interest [member]	Valuation Accounts [member]	Retained earnings [member]	Retained earnings1 [member]	Provision for mandatory dividends [member]	Total Attributable to Equity Holders of the Bank [Member]	Non controlling Interest [Member]	Total
Beginning Balance at Dec. 31, 2019		$ 1,862,826	$ 451,011	$ 744,838	$ 47,117	$ 50,537	$ 113,684	$ (38,120)	$ 3,231,893	$ 94,445	$ 3,326,338
Beginning Balance at Dec. 31, 2019	512,407,000,000										512,406,760,091
Disclosure of equity [line items]
Distribution of prior year's net income						113,684	(113,684)
Ending Balance at Jan. 01, 2020		1,862,826	451,011	744,838	47,117	164,221		(38,120)	3,231,893	94,445	$ 3,326,338
Ending Balance at Jan. 01, 2020	512,407,000,000
Disclosure of equity [line items]
Distribution of prior year's net income						(127,065)			(127,065)		(127,065)
Provision for mandatory dividends								38,120	38,120		38,120
Comprehensive income (loss) for the period					(5,901)		(719,020)		(724,921)	(16,624)	(741,545)
Ending Balance at Jun. 30, 2020		1,862,826	451,011	744,838	41,216	37,156	(719,020)		2,418,027	77,821	$ 2,495,848
Ending Balance at Jun. 30, 2020	512,407,000,000										512,406,760,091
Beginning Balance at Dec. 31, 2020		1,862,826	451,011	744,838	26,824	37,533	(808,784)		2,314,248	69,087	$ 2,383,335
Beginning Balance at Dec. 31, 2020	512,407,000,000										512,406,760,091
Disclosure of equity [line items]
Distribution of prior year's net income			(451,011)	(320,240)		(37,533)	808,784
Ending Balance at Jan. 01, 2021		1,862,826		424,598	26,824				2,314,248	69,087	$ 2,383,335
Ending Balance at Jan. 01, 2021	512,407,000,000
Beginning Balance at Dec. 31, 2020		1,862,826	$ 451,011	744,838	26,824	$ 37,533	(808,784)		2,314,248	69,087	$ 2,383,335
Beginning Balance at Dec. 31, 2020	512,407,000,000										512,406,760,091
Disclosure of equity [line items]
Reclassifications due to the discontinuation of the net investment in Ita Corpbanca Colombia hedge											$ (60,847)
Ending Balance at Jun. 30, 2021		1,862,826		468,759	(140,997)		166,334	(47,368)	2,309,554	68,461	$ 2,378,015
Ending Balance at Jun. 30, 2021	512,407,000,000										512,406,760,091
Beginning Balance at Jan. 01, 2021		1,862,826		424,598	26,824				2,314,248	69,087	$ 2,383,335
Beginning Balance at Jan. 01, 2021	512,407,000,000
Disclosure of equity [line items]
Provision for mandatory dividends								(47,368)	(47,368)		(47,368)
Reclassifications due to the discontinuation of the net investment in Ita Corpbanca Colombia hedge				44,161	(44,161)
Comprehensive income (loss) for the period					(123,660)		166,334		42,674	(626)	42,048
Ending Balance at Jun. 30, 2021		$ 1,862,826		$ 468,759	$ (140,997)		$ 166,334	$ (47,368)	$ 2,309,554	$ 68,461	$ 2,378,015
Ending Balance at Jun. 30, 2021	512,407,000,000										512,406,760,091